MAY 11, 2018

SUPPLEMENT TO THE FOLLOWING STATEMENTS OF ADDITIONAL INFORMATION:

Hartford Funds Exchange-Traded Trust

Hartford Corporate Bond ETF

Hartford Quality Bond ETF

COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2017,

AS SUPPLEMENTED THROUGH MARCH 1, 2018

Hartford Total Return Bond ETF

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 15, 2017,

AS SUPPLEMENTED THROUGH MARCH 1, 2018

Hartford Municipal Opportunities ETF

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 11, 2017,

AS SUPPLEMENTED MARCH 1, 2018

Hartford Schroders Tax-Aware Bond ETF

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 11, 2017,

AS SUPPLEMENTED MARCH 5, 2018

(COLLECTIVELY, THE FUNDS TO WHICH THE STATEMENTS OF ADDITIONAL INFORMATION RELATE ARE

REFERRED TO HEREIN AS THE “FUNDS”)

1.	Effective as of May 15, 2018, Laura S. Quade will no longer serve as Treasurer of Hartford Funds Exchange-Traded Trust (the “Trust”). Ms. Quade will remain as a Vice President of the Trust. Effective as of the same date, Amy N. Furlong will be appointed as Treasurer and Vice President of the Trust. Accordingly, the “Officers and Interested Trustees” table in the section entitled “Fund Management” in each Funds’ Statement of Additional Information is revised to delete the title of Treasurer with respect to Ms. Quade and add the following information with respect to Ms. Furlong:

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
AMY N. FURLONG (1979)	Vice President and Treasurer	Since May 2018	Ms. Furlong has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Furlong joined The Hartford in 2004. Prior to joining The Hartford, Ms. Furlong worked at KPMG LLP in audit services.	N/A	N/A

2.	Effective immediately, the “Officers and Interested Trustees” table in the section entitled “Fund Management” in the Statement of Additional Information for Hartford Total Return Bond ETF is revised to reflect that Albert L Lee no longer serves as Treasurer and Chief Financial Officer, and Alice A. Pellegrino no longer serves as Secretary of the Trust. The section is further revised to reflect that Mr. Lee serves as Assistant Treasurer and Vice President of the Trust and Ms. Pellegrino serves as a Vice President of the Trust. In addition, the same section in the Statement of Additional Information for Hartford Total Return Bond ETF is revised to add the following information for Thomas R. Phillips:

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
THOMAS R. PHILLIPS (1960)	Vice President and Secretary	Since November 2017	Mr. Phillips currently serves as Vice President and Senior Counsel for HFMG. Prior to joining HFMG in 2017, Mr. Phillips was a Director and Chief Legal Officer of Saturna Capital Corporation from 2014–2016. Prior to that Mr. Phillips was a Partner and Deputy General Counsel of Lord, Abbett & Co. LLC.	N/A	N/A

This Supplement should be retained with your Statement of Additional Information for future reference.

May 2018